Debt Securities by Contractual Maturities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Available-for-sale Securities, Debt Maturities [Abstract]
Within 1 year, Amortized Cost	$ 16,565
Within 1 year, Fair Value	16,546
After 1 but within 5 years, Amortized Cost	19,578
After 1 but within 5 years, Fair Value	19,357
After 5 but within 10 years, Amortized Cost	169
After 5 but within 10 years, Fair Value	177
After 10 years, Amortized Cost	40,353
After 10 years, Fair Value	39,678
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	76,665
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Fair Value	75,758
Mortgage-backed securities, Amortized Cost	79,204
Mortgage-backed securities, Fair Value	78,295
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	155,869
Available-for-sale Securities, Debt Maturities, Fair Value	$ 154,053